UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-21511

LAZARD GLOBAL TOTAL RETURN AND INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)         (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:            (212) 632-6000

Date of fiscal year end:            12/31

Date of reporting period:         9/30/2004

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
September 30, 2004 (unaudited)

Description	Shares	Value

Common Stocks—95.5%
Finland—2.9%
Nokia Oyj Sponsored ADR (d)	392,000	$5,378,240

France—5.4%
Societe Generale Sponsored ADR (d)	217,900	3,856,525
Total SA Sponsored ADR	58,100	5,936,077

Total France		9,792,602

Germany—4.2%
Schering AG ADR (d)	64,000	4,016,000
Siemens AG Sponsored ADR (d)	50,600	3,729,220

Total Germany		7,745,220

Italy—2.2%
Eni SpA Sponsored ADR (d)	35,700	4,009,110

Japan—6.0%
Canon, Inc. Sponsored ADR (d)	69,000	3,254,040
Kao Corp. Sponsored ADR (d)	15,400	3,402,350
Nomura Holdings, Inc. ADR (d)	332,600	4,293,866

Total Japan		10,950,256

Netherlands—2.7%
Heineken NV ADR (c), (d)	163,750	4,929,890

Switzerland—10.3%
Credit Suisse Group
Sponsored ADR (a), (c), (d)	156,300	4,992,222
Nestle SA Sponsored ADR (c), (d)	57,400	3,286,695
Novartis AG ADR	82,800	3,864,276
Swiss Re Sponsored ADR (c)	55,200	3,176,197
UBS AG (c), (d)	51,000	3,586,830

Total Switzerland		18,906,220

United Kingdom—22.2%
Barclays PLC Sponsored ADR (d)	151,500	5,861,535
BP PLC Sponsored ADR (d)	69,600	4,004,088
Cadbury Schweppes PLC
Sponsored ADR (d)	112,700	3,483,557
Diageo PLC Sponsored ADR (c), (d)	101,100	5,098,473
GlaxoSmithKline PLC ADR (c), (d)	172,200	7,530,306
HSBC Holdings PLC
Sponsored ADR (c), (d)	76,300	6,088,740
Unilever PLC Sponsored ADR (d)	95,500	3,153,410
Vodafone Group PLC
Sponsored ADR	219,100	5,282,501

Total United Kingdom		40,502,610

United States—39.6%
Bank of America Corp. (c)	138,200	5,988,206
Citigroup, Inc. (c)	116,000	5,117,920
Exxon Mobil Corp. (c)	128,200	6,195,906
First Data Corp	84,300	3,667,050
General Electric Co. (c)	185,000	6,212,300
International Business
Machines Corp	42,600	3,652,524
J.P. Morgan Chase & Co. (c)	148,896	5,915,638
Johnson & Johnson	104,300	5,875,219
Microsoft Corp. (c)	214,600	5,933,690
Oracle Corp. (a)	477,000	5,380,560
Pfizer, Inc. (c)	103,500	3,167,100
The Coca-Cola Co. (c)	74,200	2,971,710
The Home Depot, Inc	107,600	4,217,920
United Technologies Corp	44,000	4,108,720
Wells Fargo & Co	67,000	3,995,210

Total United States		72,399,673

Total Common Stocks
(Identified cost $176,432,283)		174,613,821

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000) (e)	Value

Foreign Government
Obligations—6.0%
Poland—2.1%
Poland Government Bond,
0.00%, 04/12/06 (f)	15,000	$3,833,068

Turkey—3.9%
Turkey Government Bonds:
0.00%, 08/24/05 (f)	100,000,000	5,439,190
0.00%, 10/05/05 (f)	30,994,512	1,640,228

Total Turkey		7,079,418

Total Foreign Government
Obligations
(Identified cost $10,073,737)		10,912,486

Structured Note—0.3%
Ghana—0.3%
Smith Barney GHC
Credit Linked Deposit,
16.98%, 11/22/04
(Identified cost $453,148)	4,186,000	451,586

	Principal
	Amount
	(000)

Short-Term
Investments—24.6%
Repurchase
Agreement—0.2%
State Street Bank and Trust Co.,
1.55%, 10/01/04
(Dated 09/30/04, collateralized
by $210,000 United States
Treasury Bond, 11.25%, 02/15/15,
with a value of $337,838)	$327	327,000

Collateral for Securities
on Loan—24.4%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (g), (h)	44,711	44,710,625

Total Short-Term Investments
(Identified cost $45,037,625)		45,037,625

Total Investments
(Identified cost $231,996,793) (b)	126.4%	$231,015,518
Liabilities in Excess of Cash and
Other Assets	(26.4)	(48,195,047)

Net Assets	100.0%	$182,820,471

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2004 (unaudited)

Forward Currency Contracts open at September 30, 2004:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	10/12/04	2,753,954	$916,000	$923,502	$7,502	$—
ARS	10/25/04	2,712,000	900,997	909,408	8,411	—
ARS	11/29/04	2,677,698	883,000	897,835	14,835	—
BRL	10/05/04	6,358,284	2,034,000	2,219,884	185,884	—
BRL	10/28/04	1,560,290	513,000	540,200	27,200	—
BRL	11/10/04	8,182,564	2,756,000	2,819,791	63,791	—
BRL	11/12/04	2,938,780	890,000	1,012,012	122,012	—
BRL	03/28/05	2,526,615	819,000	824,618	5,618	—
COP	10/25/04	2,347,520,000	896,000	896,435	435	—
CZK	10/07/04	23,775,000	899,665	934,654	34,989	—
CZK	10/27/04	23,798,374	928,000	935,194	7,194	—
HRK	11/04/04	5,873,280	950,000	959,890	9,890	—
HRK	11/30/04	14,208,890	2,286,961	2,313,334	26,373	—
HRK	02/28/05	7,735,000	1,231,100	1,247,504	16,404	—
IDR	10/07/04	204,160,000	22,000	22,288	288	—
IDR	10/12/04	28,786,560,000	3,102,000	3,142,638	40,638	—
IDR	11/08/04	204,600,000	22,000	22,336	336	—
IDR	11/09/04	28,879,620,000	3,102,000	3,152,797	50,797	—
ILS	10/05/04	574,000	126,076	128,083	2,007	—
ILS	11/05/04	708,993	158,000	157,879	—	121
ILS	05/05/05	9,476,000	2,000,000	2,085,794	85,794	—
INR	10/07/04	172,374,900	3,723,000	3,745,304	22,304	—
INR	12/03/04	32,093,620	689,000	694,551	5,551	—
KRW	10/07/04	1,553,175,000	1,350,000	1,348,299	—	1,701
KRW	12/20/04	2,638,558,800	2,294,000	2,282,646	—	11,354
MAD	10/13/04	20,395,159	2,258,000	2,294,239	36,239	—
MUR	11/10/04	27,870,000	979,958	973,172	—	6,786
MXN	10/27/04	26,163,070	2,282,791	2,283,862	1,071	—
PHP	10/12/04	147,496,800	2,640,000	2,615,947	—	24,053
PHP	12/08/04	4,701,950	83,000	82,705	—	295
PHP	12/20/04	53,248,250	935,000	934,846	—	154
PLN	10/07/04	9,646,607	2,623,000	2,742,164	119,164	—
ROL	10/04/04	101,379,000,000	3,000,000	3,052,948	52,948	—
ROL	10/12/04	49,741,351,953	1,454,808	1,492,637	37,829	—
ROL	11/04/04	99,420,480,000	2,960,000	2,953,524	—	6,476
ROL	11/08/04	29,833,736,000	872,000	884,758	12,758	—

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2004 (unaudited)

Forward Currency Contracts open at September 30, 2004 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ROL	11/26/04	32,662,900,000	$950,000	$961,221	$11,221	$—
RUB	11/23/04	61,756,760	2,102,000	2,104,835	2,835	—
RUB	12/09/04	99,543,500	3,346,000	3,387,604	41,604	—
SIT	10/06/04	259,971,250	1,295,000	1,344,867	49,867	—
SIT	10/13/04	267,348,900	1,354,914	1,382,480	27,566	—
SIT	11/08/04	667,854,920	3,364,000	3,448,438	84,438	—
SKK	10/06/04	117,075,000	3,489,048	3,627,470	138,422	—
SKK	10/18/04	76,189,883	2,335,000	2,358,741	23,741	—
SKK	10/29/04	8,385,000	257,177	259,394	2,217	—
SKK	11/08/04	6,704,986	202,000	207,323	5,323	—
THB	10/13/04	114,400,000	2,750,661	2,761,617	10,956	—
THB	10/14/04	48,287,760	1,163,000	1,165,667	2,667	—
THB	11/22/04	105,896,025	2,565,000	2,556,331	—	8,669
THB	12/20/04	4,988,830	121,059	120,444	—	615
TWD	12/16/04	61,325,720	1,823,000	1,808,795	—	14,205
ZAR	10/07/04	6,107,900	908,968	942,276	33,308	—
ZAR	10/07/04	6,049,096	908,000	933,205	25,205	—

Total Forward Currency Purchase Contracts			$82,515,183	$83,898,386	$1,457,632	$74,429

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	10/05/04	2,932,160	$980,000	$1,023,712	$—	$43,712
ILS	10/05/04	574,000	128,168	128,083	85	—
MXN	10/07/04	15,712,680	1,380,000	1,376,340	3,660	—
ROL	10/04/04	101,379,000,000	3,040,762	3,052,948	—	12,186

Total Forward Currency Sale Contracts			$5,528,930	$5,581,083	3,745	55,898

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,461,377	$130,327

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2004 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost was $231,996,793, aggregate gross unrealized appreciation was $6,895,933, aggregate gross unrealized depreciation was $7,877,208 and the net unrealized depreciation was $981,275.

(c)	Segregated security for forward currency contracts.

(d)	Security or portion thereof is out on loan.

(e)	Principal amount denominated in respective country’s currency.

(f)	Zero coupon security.

(g)	Rate shown reflects 7 day yield as of September 30, 2004.

(h)	Represents security purchased with cash collateral received for securities on loan.

Security Abbreviation:
ADR — American Depositary Receipt

Currency Abbreviations:

ARS	— Argentine Peso	MUR	— Mauritian Rupee
BRL	— Brazilian Real	MXN	— Mexican Peso
COP	— Colombian Peso	PHP	— Philippines Peso
CZK	— Czech Koruna	PLN	— Polish Zloty
GHC	— Ghanaian Cedi	ROL	— Romanian Leu
HRK	— Croatian Kuna	RUB	— Russian Ruble
IDR	— Indonesian Rupiah	SIT	— Slovenian Tolar
ILS	— Israeli Shekel	SKK	— Slovenska Koruna
INR	— Indian Rupee	THB	— Thai Baht
KRW	— South Korean Won	TWD	— New Taiwan Dollar
MAD	— Moroccan Dirham	ZAR	— South African Rand

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2004 (unaudited)

Portfolio holdings by industry:

Industry
Aerospace & Defense	2.2%
Banking	16.7
Brewery	2.7
Business Services & Supplies	2.0
Computer Software	6.2
Computers & Business Equipment	2.0
Cosmetics & Toiletries	1.9
Diversified	7.2
Drugs & Health Care	10.2
Electronics	1.8
Financial Services	10.5
Food & Beverages	8.1
Insurance	1.7
Medical Products & Services	3.2
Oil & Gas	11.0
Retail	2.3
Telecommunications	2.9
Telecommunications Equipment	2.9

Subtotal	95.5
Foreign Government Obligations	6.0
Structured Note	0.3
Repurchase Agreement	0.2
Collateral for Securities on Loan	24.4

Total Investments	126.4%

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the net asset value of the Fund will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Securities not traded on the valuation date are valued at the last quoted bid price, except as described below.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.          Exhibits.

(a)       Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

LAZARD GLOBAL TOTAL RETURN AND INCOME FUND, INC.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 23, 2004

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 23, 2004